Business Combinations (Details Narrative) $ in Thousands, $ in Millions								12 Months Ended
	Jul. 01, 2024	May 28, 2024	Feb. 14, 2023 CLP ($)	Jan. 20, 2023	Nov. 30, 2022 CLP ($) shares	Apr. 28, 2022 CLP ($) shares	Apr. 28, 2022 USD ($) shares	Dec. 31, 2025 shares
IfrsStatementLineItems [Line Items]
Sale price of shares description				As explained above, on January 20, 2023, CPCh paid ThCh$ 1,250,000 (equivalent to 444 shares at ThCh$ 2,815.315 each), and also subscribed and paid 135 shares issued in connection with the capital increase agreed at an extraordinary shareholders' meeting of the company, for which CPCh paid ThCh$ 1,481.481 for each share, totaling ThCh$ 200,000. CPCh is now the holder of 579 shares, representing 51.0132% of its total capital stock. At the same time, the parties expressly state that they have agreed that this price will be subject to an increase based on the cases and forms indicated in the share purchase agreement.				The sale price of these shares amounted to USD 17,979,350 (equivalent to ThCh$ 17,112,779), paid as follows: USD 8,000,000 on October 14, 2024 and the remaining USD 9,979,350 on December 11, 2024 coinciding with the delivery of the securities to Vierci.
C C U Argentina Sa [Member]
IfrsStatementLineItems [Line Items]
Shareholders agreement description		CCU Argentina S.A. notified Holding Internationale de Boissons S.A.S. of the exercise of the stock option contained in the shareholders' agreement, which allowed CCU Argentina S.A. to acquire 8,471,349 shares equivalent to the 0.1% of shares of the former joint venture ADO.
Purchase option to acquire description	Holding Internationale de Boissons S.A.S. notified CCU Argentina S.A. of the acceptance of the exercise of the purchase option to acquire the amount of 8,471,349 corresponding to 0.1% of the shares of the ADO joint venture. Therefore, from July 1, 2024, CCU Argentina S.A. began to consolidate the accounting information of ADO, with a shareholding of 50.10% and exercise control over ADO.
D And D Sp A. [Member]
IfrsStatementLineItems [Line Items]
Purchase of interests in investments accounted for using equity method | $			$ 750,000
Aguas Danone De Argentina S A [Member] | Compaa Cerveceras Unidas Argentina Sa [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate						49.00%	49.00%
Purchase of interests in investments accounted for using equity method					$ 542,974	$ 29,428,835	$ 28.8
Number of shares held in associate						49,000	49,000
Number of additional shares held in associate					634,061
Increase decrease in proportion of ownership interest in associate					1.00%
B D P [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate								43.00%
Number of shares purchased								11,843
D And D Sp A. [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate								51.0132%